EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	Employee Benefit Plans
Pension plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan. Plan assets were primarily invested in fixed income and equity mutual funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to mirror the liabilities of the Plan, with the fixed income component matching the identified near and long-term plan distributions and the equity component generating growth of capital to meet other future Plan liabilities. The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and long-term asset class return estimates developed by the Plan advisor, as well as a consensus of estimates from similarly managed portfolios of expected future returns.

First Financial recorded expense related to its pension plan of $3.5 million for 2023, $2.0 million for 2022 and $3.4 million for 2021. The components of net periodic benefit cost other than the service cost component are included in Other noninterest expense while service costs are recorded as a component Salaries and employee benefits in the Consolidated Statements of Income.

First Financial made no cash contributions to the pension plan in 2023, 2022 or 2021 and does not expect to make any contributions in 2024.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	$80,006	$93,271
Service cost	9,291	9,065
Interest cost	4,279	2,585
Actuarial (gain) loss	6,687	(16,655)
Benefits paid, excluding settlement	(6,830)	(8,260)
Benefit obligation at end of year	93,433	80,006

Change in plan assets
Fair value of plan assets at beginning of year	133,449	163,382
Actual return on plan assets	17,921	(21,673)
Benefits paid, excluding settlement	(6,830)	(8,260)
Fair value of plan assets at end of year	144,540	133,449

Amounts recognized in the Consolidated Balance Sheets
Assets	51,106	53,443
Liabilities	0	0
Net amount recognized	$51,106	$53,443

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$40,459	$41,628
Net prior service cost	22	32
Deferred tax assets	(9,364)	(9,637)
Net amount recognized	$31,117	$32,023

Change in accumulated other comprehensive income (loss)	$(906)	$11,177

Accumulated benefit obligation	$92,953	$79,236

The change in the defined benefit obligations for the period was a result of the liabilities generating gains due to a large negative change in the interest crediting rate as well as an increase in the discount rate.
The components of net periodic benefit cost are shown in the table that follows:

	December 31,
(Dollars in thousands)	2023	2022	2021
Service cost	$9,291	$9,065	$9,128
Interest cost	4,279	2,585	2,157
Expected return on assets	(10,802)	(10,982)	(10,118)
Amortization of prior service cost (credit)	10	(302)	(413)
Recognized net actuarial loss	737	1,636	2,611
Net periodic benefit (income) cost	3,515	2,002	3,365

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(432)	16,001	(3,068)
Prior service cost	0	0	0
Amortization of prior service cost	(10)	302	413
Amortization of gain	(737)	(1,636)	(2,611)
Total recognized in accumulated other comprehensive income (loss)	(1,179)	14,667	(5,266)
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$2,336	$16,669	$(1,901)

The pension plan assumptions are shown in the table that follows:

	December 31,
	2023	2022	2021
Benefit obligations
Discount rate	5.18%	5.50%	2.89%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	4.93%	5.20%	2.58%

Net periodic benefit cost
Discount rate	5.50%	2.89%	2.55%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	5.20%	2.58%	2.14%

The fair value of the plan assets as of December 31, 2023 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$193	$193	$0	$0
U. S. Government agencies	2,751	0	2,751	0
Fixed income mutual funds	53,022	53,022	0	0
Equity mutual funds	74,301	74,301	0	0
Total assets in fair value hierarchy	130,267	127,516	2,751	0
Collective trusts	14,273	0	0	0
Investments at fair value	$144,540	$127,516	$2,751	$0
The fair value of the plan assets as of December 31, 2022 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$158	$158	$0	$0
U. S. Government agencies	4,602	0	4,602	0
Fixed income mutual funds	47,234	47,234	0	0
Equity mutual funds	67,316	67,316	0	0
Total assets in fair value hierarchy	119,310	114,708	4,602	0
Collective trusts	14,139	0	0	0
Investments at fair value	$133,449	$114,708	$4,602	$0

The pension plan utilizes values provided by third-party pricing vendors to price investment securities in accordance with the fair value hierarchy of the Fair Value Topic and reviews the pricing methodologies utilized by the pricing vendors to ensure that the fair value determination is consistent with the applicable accounting guidance.

The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement. The following methods, assumptions and valuation techniques were used by First Financial to measure the financial assets in the Company's pension plan.

U.S. Government and Government Agency Securities. These securities are valued using matrix pricing models developed by a third party and consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, credit spreads and new issue data. Matrix pricing is widely used to value securities without solely relying on quoted market prices for specific securities (Level 2).

Mutual funds. Mutual funds held by the pension plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission and are valued at the daily closing price as reported by the fund. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded (Level 1).

Collective trusts. The collective trusts are alternative investments valued at the net asset value of units of the collective trusts. The net asset value is used as a practical expedient to estimate fair value and is priced quarterly on a month lag. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. Participant transactions (purchases and sales) may occur daily. If the plan initiates a full redemption of the collective trusts, the issuer reserves the right to require 12 months notification in order to ensure that securities liquidations will be carried out in an orderly business manner.

Investments measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the hierarchy tables for such investments are intended to permit reconciliation to the fair value of plan assets at the end of the year.

See Note 23 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.
The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Expected benefit payments
2024	$6,184
2025	6,994
2026	6,772
2027	8,137
2028	7,645
Thereafter	49,048
401(k) plan. First Financial sponsors a defined contribution 401(k) plan which covers substantially all employees. Employees may contribute up to 50% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial's contributions to the 401(k) plan are discretionary. The Company made no contributions to the 401(k) plan during the years ended December 31, 2023, 2022 or 2021.